Document and Entity Information	12 Months Ended
Nov. 28, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 20, 2012
Registrant Name	LEGG MASON PARTNERS INSTITUTIONAL TRUST
Central Index Key	0000889512
Amendment Flag	false
Document Creation Date	Nov 20, 2012
Document Effective Date	Nov 28, 2012
Prospectus Date	Nov 28, 2012

Western Asset Municipal High Income SMASh Fund
Western Asset Municipal High Income SMASh Fund
Investment objective
The fund seeks to maximize current income exempt from regular federal income tax.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Shareholders should be aware that, as shown under “Management fees” in the table below, the fund pays no fees under its management and advisory agreements to the fund’s manager and subadviser. However, all fund shareholders are participants in separately managed account programs and pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed or advised by the fund’s subadviser or an affiliate of the subadviser, the subadviser or that affiliate typically receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the fund. In certain cases, a program participant will pay a fee for investment advice directly to the fund’s subadviser or an affiliate in its capacity as manager, adviser or subadviser to the participant’s managed account.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Western Asset Municipal High Income SMASh Fund Municipal High Income SMASh Fund
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses		Western Asset Municipal High Income SMASh Fund Municipal High Income SMASh Fund
Management fees	[1]	none
Distribution and service (12b-1) fees		none
Other expenses		1.04%
Total annual fund operating expenses		1.04%
Expense reimbursement	[2]	(1.04%)
Total annual fund operating expenses after reimbursing expenses		none
[1]	Neither the fund's manager nor the fund's subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund's manager and the fund's subadviser will be compensated directly or indirectly by separately managed account program sponsors.
[2]	The manager has agreed to reimburse the fund for 100% of the fund's operating expenses, including the fund's allocated share of the fees and expenses of the underlying mutual fund through which it invests, other than interest, brokerage, taxes and extraordinary expenses of the fund or the underlying mutual fund and fees and expenses of any other acquired fund. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example (USD $)	1 year	3 years	5 years	10 years
Western Asset Municipal High Income SMASh Fund Municipal High Income SMASh Fund	none	227	472	1,176

The fund is a feeder fund that invests in securities through an underlying mutual fund, Municipal High Income Portfolio, which has the same investment objective and strategies as the fund. This structure is sometimes known as a “master/feeder” structure. The information above reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of Municipal High Income Portfolio.
Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund is newly offered; therefore it does not have a turnover rate to report for the most recent fiscal year.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its assets in “municipal securities.” Municipal securities are securities and other investments with similar economic characteristics the interest on which is exempt from regular federal income tax. The fund’s 80% policy may not be changed without a shareholder vote. Interest on municipal securities may be subject to the federal alternative minimum tax.

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

Under normal circumstances, the fund may invest up to 20% of its assets in fixed income securities and other investments whose interest may be subject to federal income tax, although for temporary or defensive purposes the fund may invest an unlimited amount in such securities.

Under normal market conditions, the fund will invest primarily in municipal securities rated at the time of purchase in the lowest investment grade category (that is, securities rated in the Baa/BBB categories) or rated below investment grade (that is, securities rated below the Baa/BBB categories) or, if unrated, determined by the subadviser to be of comparable credit quality. Below investment grade securities are commonly referred to as “junk bonds.”

The fund focuses on intermediate- and long-term municipal securities.

Instead of, and/or in addition to, investing directly in particular securities, the fund may use instruments such as derivatives, including futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The fund may use one or more types of these instruments without limit, except that these instruments are taken into account when determining compliance with the fund’s 80% policy. For additional information regarding derivatives, see “More on the fund’s investment strategies, investments and risks—Derivatives” in this Prospectus.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had, potentially resulting in the loss of all assets. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if an expense reimbursement agreement is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to regular federal income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Risk of investing in fewer issuers. To the extent the fund invests its assets in a small number of issuers, the fund will be more susceptible to negative events affecting those issuers.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it may not achieve its investment objective.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. As of the date of this Prospectus, the fund has not yet commenced operations. The performance information below is based on the performance of Class A shares of Western Asset Municipal High Income Fund, which invests in the same underlying mutual fund through which the fund invests. Prior to the underlying mutual fund’s commencement of operations, on November 28, 2012, Western Asset Municipal High Income Fund invested directly in portfolio securities. The fund, Western Asset Municipal High Income Fund and the underlying mutual fund have the same manager and subadviser and share substantially similar investment objectives, policies and investment strategies. Because the fund’s total annual operating expenses differ from those of Western Asset Municipal High Income Fund, annual total returns of the fund will differ from those of Western Asset Municipal High Income Fund.

The bar chart shows changes in the performance from year to year. The table shows the average annual total returns and also compares performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown. Sales charges do not apply to purchases of fund shares by managed account program participants, but (as discussed above), managed account program participants pay fees to program sponsors for the costs and expenses of such programs.
Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (09/30/2009): 11.08 Worst quarter (12/31/2008): (14.78) The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 11.13
Average annual total returns (for periods ended December 31, 2011) (%)
Average Annual Total Returns Western Asset Municipal High Income SMASh Fund	1 year	5 years	10 years
Municipal High Income SMASh Fund	6.52%	3.03%	4.49%
Municipal High Income SMASh Fund Return after taxes on distributions	6.52%	3.03%	4.49%
Municipal High Income SMASh Fund Return after taxes on distributions and sale of fund shares	6.09%	3.31%	4.63%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.38%

The after-tax returns are shown only for Class A shares of Western Asset Municipal High Income Fund, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INSTITUTIONAL TRUST
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
Western Asset Municipal High Income SMASh Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Western Asset Municipal High Income SMASh Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize current income exempt from regular federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Shareholders should be aware that, as shown under “Management fees” in the table below, the fund pays no fees under its management and advisory agreements to the fund’s manager and subadviser. However, all fund shareholders are participants in separately managed account programs and pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed or advised by the fund’s subadviser or an affiliate of the subadviser, the subadviser or that affiliate typically receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the fund. In certain cases, a program participant will pay a fee for investment advice directly to the fund’s subadviser or an affiliate in its capacity as manager, adviser or subadviser to the participant’s managed account.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund is newly offered; therefore it does not have a turnover rate to report for the most recent fiscal year.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund is a feeder fund that invests in securities through an underlying mutual fund, Municipal High Income Portfolio, which has the same investment objective and strategies as the fund. This structure is sometimes known as a “master/feeder” structure. The information above reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of Municipal High Income Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The fund is a feeder fund that invests in securities through an underlying mutual fund, Municipal High Income Portfolio, which has the same investment objective and strategies as the fund. This structure is sometimes known as a “master/feeder” structure. The information above reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of Municipal High Income Portfolio.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its assets in “municipal securities.” Municipal securities are securities and other investments with similar economic characteristics the interest on which is exempt from regular federal income tax. The fund’s 80% policy may not be changed without a shareholder vote. Interest on municipal securities may be subject to the federal alternative minimum tax.

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

Under normal circumstances, the fund may invest up to 20% of its assets in fixed income securities and other investments whose interest may be subject to federal income tax, although for temporary or defensive purposes the fund may invest an unlimited amount in such securities.

Under normal market conditions, the fund will invest primarily in municipal securities rated at the time of purchase in the lowest investment grade category (that is, securities rated in the Baa/BBB categories) or rated below investment grade (that is, securities rated below the Baa/BBB categories) or, if unrated, determined by the subadviser to be of comparable credit quality. Below investment grade securities are commonly referred to as “junk bonds.”

The fund focuses on intermediate- and long-term municipal securities.

Instead of, and/or in addition to, investing directly in particular securities, the fund may use instruments such as derivatives, including futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The fund may use one or more types of these instruments without limit, except that these instruments are taken into account when determining compliance with the fund’s 80% policy. For additional information regarding derivatives, see “More on the fund’s investment strategies, investments and risks—Derivatives” in this Prospectus.

		The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had, potentially resulting in the loss of all assets. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if an expense reimbursement agreement is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to regular federal income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Risk of investing in fewer issuers. To the extent the fund invests its assets in a small number of issuers, the fund will be more susceptible to negative events affecting those issuers.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it may not achieve its investment objective.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

		These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. As of the date of this Prospectus, the fund has not yet commenced operations. The performance information below is based on the performance of Class A shares of Western Asset Municipal High Income Fund, which invests in the same underlying mutual fund through which the fund invests. Prior to the underlying mutual fund’s commencement of operations, on November 28, 2012, Western Asset Municipal High Income Fund invested directly in portfolio securities. The fund, Western Asset Municipal High Income Fund and the underlying mutual fund have the same manager and subadviser and share substantially similar investment objectives, policies and investment strategies. Because the fund’s total annual operating expenses differ from those of Western Asset Municipal High Income Fund, annual total returns of the fund will differ from those of Western Asset Municipal High Income Fund.

The bar chart shows changes in the performance from year to year. The table shows the average annual total returns and also compares performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

		Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown. Sales charges do not apply to purchases of fund shares by managed account program participants, but (as discussed above), managed account program participants pay fees to program sponsors for the costs and expenses of such programs.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the performance from year to year. The table shows the average annual total returns and also compares performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (09/30/2009): 11.08 Worst quarter (12/31/2008): (14.78) The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 11.13
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2011) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares of Western Asset Municipal High Income Fund, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class A shares of Western Asset Municipal High Income Fund, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Western Asset Municipal High Income SMASh Fund | Municipal High Income SMASh Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)	[2]
Total annual fund operating expenses after reimbursing expenses	rr_NetExpensesOverAssets	none
1 year	rr_ExpenseExampleYear01	none
3 years	rr_ExpenseExampleYear03	227
5 years	rr_ExpenseExampleYear05	472
10 years	rr_ExpenseExampleYear10	1,176
2002	rr_AnnualReturn2002	3.84%
2003	rr_AnnualReturn2003	5.30%
2004	rr_AnnualReturn2004	3.78%
2005	rr_AnnualReturn2005	7.37%
2006	rr_AnnualReturn2006	9.71%
2007	rr_AnnualReturn2007	1.63%
2008	rr_AnnualReturn2008	(19.43%)
2009	rr_AnnualReturn2009	29.03%
2010	rr_AnnualReturn2010	3.16%
2011	rr_AnnualReturn2011	11.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.78%)
1 year	rr_AverageAnnualReturnYear01	6.52%
5 years	rr_AverageAnnualReturnYear05	3.03%
10 years	rr_AverageAnnualReturnYear10	4.49%
Western Asset Municipal High Income SMASh Fund | Return after taxes on distributions | Municipal High Income SMASh Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.52%
5 years	rr_AverageAnnualReturnYear05	3.03%
10 years	rr_AverageAnnualReturnYear10	4.49%
Western Asset Municipal High Income SMASh Fund | Return after taxes on distributions and sale of fund shares | Municipal High Income SMASh Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.09%
5 years	rr_AverageAnnualReturnYear05	3.31%
10 years	rr_AverageAnnualReturnYear10	4.63%
Western Asset Municipal High Income SMASh Fund | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.70%
5 years	rr_AverageAnnualReturnYear05	5.22%
10 years	rr_AverageAnnualReturnYear10	5.38%

[1]	Neither the fund's manager nor the fund's subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund's manager and the fund's subadviser will be compensated directly or indirectly by separately managed account program sponsors.
[2]	The manager has agreed to reimburse the fund for 100% of the fund's operating expenses, including the fund's allocated share of the fees and expenses of the underlying mutual fund through which it invests, other than interest, brokerage, taxes and extraordinary expenses of the fund or the underlying mutual fund and fees and expenses of any other acquired fund. This arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INSTITUTIONAL TRUST
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 20, 2012